Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	34 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 06, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000020960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Focus Fund (Investor Class/MFOCX)
Account Value	$ 39,871	$ 39,871		$ 39,871	$ 39,871	$ 26,176	$ 20,605		$ 28,739	$ 23,457	$ 15,564	$ 15,182	$ 12,466	$ 10,135	$ 9,585	$ 10,000
Average Annual Return, Percent	52.32%			20.70%	14.83%
C000232236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Focus Fund (Institutional Class/MIFOX)
Account Value	$ 133,075	$ 133,075		$ 133,075	$ 133,075	87,080	68,384	$ 100,000
Average Annual Return, Percent	52.82%	10.68%	[1]
C000020961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund (Investor Class/MGRIX)
Account Value	$ 37,122	$ 37,122		$ 37,122	$ 37,122	24,648	19,271		29,561	23,367	15,463	14,989	12,177	10,160	9,590	10,000
Average Annual Return, Percent	50.61%			19.14%	14.02%
C000232237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund (Institutional Class/MIGWX)
Account Value	$ 126,357	$ 126,357		$ 126,357	$ 126,357	83,727	65,276	100,000
Average Annual Return, Percent	50.91%	8.66%	[2]
C000020962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Midcap Growth Focus Fund (Investor Class/MXXIX)
Account Value	$ 29,837	$ 29,837		$ 29,837	$ 29,837	20,718	18,102		28,072	20,557	16,969	15,876	12,531	10,545	9,751	10,000
Average Annual Return, Percent	44.01%			11.95%	11.55%
C000232238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Midcap Growth Focus Fund (Institutional Class/MIDFX)
Account Value	$ 109,629	$ 109,629		$ 109,629	$ 109,629	75,931	66,206	100,000
Average Annual Return, Percent	44.38%	3.32%	[3]
C000020963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund (Investor Class/MIOFX)
Account Value	$ 22,362	$ 22,362		$ 22,362	$ 22,362	15,057	12,420		18,842	15,903	13,693	13,743	13,111	10,625	9,857	10,000
Average Annual Return, Percent	48.51%			10.31%	8.38%
C000232239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Opportunities Fund (Institutional Class/MIIOX)
Account Value	$ 124,191	$ 124,191		$ 124,191	$ 124,191	83,394	68,614	100,000
Average Annual Return, Percent	48.92%	8.00%	[4]
C000048905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fund (Investor Class/MGLBX)
Account Value	$ 31,116	$ 31,116		$ 31,116	$ 31,116	20,442	16,391		25,433	21,863	15,380	16,251	13,112	10,425	9,649	10,000
Average Annual Return, Percent	52.21%			15.13%	12.02%
C000232240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Fund (Institutional Class/MIGOX)
Account Value	$ 121,312	$ 121,312		$ 121,312	$ 121,312	79,472	63,543	100,000
Average Annual Return, Percent	52.65%	7.10%	[5]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index®
Account Value	$ 35,098	$ 35,098		$ 35,098	$ 35,098	25,741	21,165	100,000	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	36.35%	10.11%	[1]	15.98%	13.38%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 33,432	$ 33,432		$ 33,432	$ 33,432	24,729	20,528	100,000	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	35.19%	8.93%	[3]	15.26%	12.83%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 17,419	$ 17,419		$ 17,419	$ 17,419	13,961	11,111	100,000	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
Average Annual Return, Percent	24.77%	6.28%	[4]	8.20%	5.71%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World® Index
Account Value	$ 24,526	$ 24,526		$ 24,526	$ 24,526	18,615	15,409	100,000	19,421	15,240	13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%	7.48%	[5]	12.19%	9.39%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth® Index
Account Value	$ 29,168	$ 29,168		$ 29,168	$ 29,168	$ 22,552	$ 19,199	$ 100,000	$ 27,232	$ 20,875	$ 16,940	$ 16,102	$ 13,296	$ 11,285	$ 10,145	$ 10,000
Average Annual Return, Percent	29.33%	2.71%	[3]	11.48%	11.30%

[1]	December 6, 2021
[2]	December 6, 2021
[3]	December 6, 2021
[4]	December 6, 2021
[5]	December 6, 2021